Basis of Presentation and Summary of Significant Accounting Policies - Schedule of estimated useful life of each class of intangible asset (Detail) - Wilco Holdco Inc	12 Months Ended
Dec. 31, 2020
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, useful life	Indefinite
Non-compete Agreements | Minimum
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Non-compete Agreements | Maximum
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, useful life	5 years
Other Intangible Assets
Indefinite-lived Intangible Assets [Line Items]
Intangible assets, useful life	15 years